Condensed Financial Information of The Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash
Other receivables
Total current assets
OTHER ASSETS
Deferred offering costs	489,591	422,223
Investment in subsidiaries	19,380,459	16,516,432
Total assets	19,870,050	16,938,655
LIABILITIES
Total liabilities	1,497,509	1,240,681
COMMITMENTS AND CONTINGENCIES
Shares subscription receivables	(1,200)	(1,200)
Additional paid-in capital	2,957,300	2,957,300
Statutory reserves	895,682	895,682
Retained earnings	15,907,979	12,734,276
Accumulated other comprehensive loss	(1,388,420)	(889,284)
Total shareholders’ equity	18,372,541	15,697,974
Total liabilities and shareholders’ equity	19,870,050	16,938,655
Related Parties [Member]
LIABILITIES
Amount due to related parties	1,497,509	1,240,681
Class A Ordinary Shares [Member]
LIABILITIES
Ordinary shares value issued	720	720
Class B Ordinary Shares [Member]
LIABILITIES
Ordinary shares value issued	$ 480	$ 480